As filed with the Securities and Exchange Commission on April 18, 2013
                                                                                                                                                                                                                        File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 295	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 297	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On May 17, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 295 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 17, 2013, the effectiveness of the registration statement for the iShares MSCI Vietnam Investable Market Index Fund (the “Fund”), filed in Post-Effective Amendment No. 173 on December 5, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
216	February 17, 2012	March 16, 2012
222	March 15, 2012	March 30, 2012
225	March 29, 2012	April 6, 2012
229	April 5, 2012	May 4, 2012
235	May 3, 2012	June 1, 2012
238	May 31, 2012	June 29, 2012
240	June 28, 2012	July 27, 2012
242	July 26, 2012	August 24, 2012
250	August 23, 2012	September 21, 2012
254	September 20, 2012	October 19, 2012
256	October 18, 2012	November 16, 2012
262	November 15, 2012	December 14, 2012
266	December 13, 2012	December 28, 2012
271	December 27, 2012	January 25, 2013
278	January 24, 2013	February 22, 2013
282	February 21, 2013	March 22, 2013
288	March 21, 2013	April 19, 2013

This Post-Effective Amendment No. 295 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 173.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 295 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of April, 2013.

iSHARES, INC.

By:
Michael Latham*
President and Director

Date: April 18, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 295 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Michael Latham*
President and Director

Date: April 18, 2013

John E. Martinez*
Director

Date: April 18, 2013

George G.C. Parker*
Director

Date: April 18, 2013

Cecilia H. Herbert*
Director

Date: April 18, 2013

Charles A. Hurty*
Director

Date: April 18, 2013

John E. Kerrigan*
Director

Date: April 18, 2013

Robert H. Silver*
Director

Date: April 18, 2013

Robert S. Kapito*
Director

Date: April 18, 2013

Madhav V. Rajan*
Director

Date: April 18, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: April 18, 2013

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: April 18, 2013

*
Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 221, filed March 15, 2012.